COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments to Purchase Property and Equipment [Member]
Other Commitments [Abstract]
Commitments	$ 64,051	$ 50,713
Committed Licensing Fee Payable for Licensing of Game Titles [Member]
Other Commitments [Abstract]
Commitments	5,231	4,039
Commitment to Invest in Certain Companies [Member]
Other Commitments [Abstract]
Commitments	41,550	61,651
Minimum [Member]
Other Commitments [Abstract]
Minimum guarantee commitments	$ 35,785	$ 30,897